Property and equipment, net (Schedule of Property and Equipment) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property and equipment, net [Line Items]
Gross carrying amount		¥ 3,330,219	¥ 1,939,476
Less: accumulated depreciation		(1,068,559)	(643,157)
Impairment of property and equipment		(5,300)
Property and equipment, net	$ 324,106	2,256,360	1,296,319
Buildings [Member]
Property and equipment, net [Line Items]
Gross carrying amount		867,518	857,020
Servers, computers and equipment [Member]
Property and equipment, net [Line Items]
Gross carrying amount		1,865,395	679,735
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Gross carrying amount		76,560	22,913
Decoration of buildings [Member]
Property and equipment, net [Line Items]
Gross carrying amount		103,305	103,305
Furniture, fixture and office equipment [Member]
Property and equipment, net [Line Items]
Gross carrying amount		35,253	26,439
Motor vehicles [Member]
Property and equipment, net [Line Items]
Gross carrying amount		48,638	38,407
Construction in progress [Member]
Property and equipment, net [Line Items]
Gross carrying amount		¥ 333,550	¥ 211,657